Variable Interest Entities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2020:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,263,082	¥102,781	¥31,625	¥12,989	¥1,195,283	¥4,913,939	¥6,465
Investment funds	493,757	—	16,482	314,074	34,121	—	129,080
Special purpose entities created for structured financing	204,047	—	2,658	—	—	119,348	82,041
Repackaged instruments	249,529	1,330	—	42,052	118,776	86,859	512
Securitization of the MUFG Group’s assets	10,956,261	—	—	—	—	10,933,580	22,681
Trust arrangements	7,527,539	—	654	336,546	745,846	6,441,864	2,629
Other	31,295	350	2,055	—	—	6,885	22,005

Total consolidated assets before elimination	25,725,510	104,461	53,474	705,661	2,094,026	22,502,475	265,413
The amounts eliminated in consolidation	(6,877,849)	(103,615)	(23,427)	(10,592)	(289,567)	(6,429,880)	(20,768)

Total consolidated assets	¥18,847,661	¥846	¥30,047	¥695,069	¥1,804,459	¥16,072,595	¥244,645

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,253,318	¥—	¥4,327,685	¥1,478,921	¥446,712
Investment funds	15,817	—	—	5,546	10,271
Special purpose entities created for structured financing	114,357	—	—	112,474	1,883
Repackaged instruments	251,056	—	65,965	163,833	21,258
Securitization of the MUFG Group’s assets	10,924,830	—	16,008	10,077,839	830,983
Trust arrangements	7,522,190	6,743,261	—	—	778,929
Other	27,302	—	5,989	1,321	19,992

Total consolidated liabilities before elimination	25,108,870	6,743,261	4,415,647	11,839,934	2,110,028
The amounts eliminated in consolidation	(15,045,398)	(703)	(2,526,893)	(11,374,581)	(1,143,221)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,465,320)	(6,742,558)	(1,857,923)	(1)	(864,838)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥598,152	¥—	¥30,831	¥465,352	¥101,969

Consolidated VIEs	Consolidated assets
At September 30, 2020:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,469,538	¥41,437	¥29,879	¥11,056	¥1,035,425	¥4,313,554	¥38,187
Investment funds	454,682	—	14,905	304,249	37,550	—	97,978
Special purpose entities created for structured financing	178,382	—	1,581	2,631	—	121,556	52,614
Repackaged instruments	246,388	1,628	—	42,725	115,302	86,474	259
Securitization of the MUFG Group’s assets	10,948,652	—	—	—	—	10,928,152	20,500
Trust arrangements	7,871,857	—	—	493,749	811,669	6,566,438	1
Other	26,902	327	3,591	—	—	5,556	17,428

Total consolidated assets before elimination	25,196,401	43,392	49,956	854,410	1,999,946	22,021,730	226,967
The amounts eliminated in consolidation	(7,182,793)	(42,254)	(20,600)	(7,345)	(426,809)	(6,665,007)	(20,778)

Total consolidated assets	¥18,013,608	¥1,138	¥29,356	¥847,065	¥1,573,137	¥15,356,723	¥206,189

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,468,866	¥—	¥3,584,976	¥1,456,023	¥427,867
Investment funds	12,773	—	—	5,438	7,335
Special purpose entities created for structured financing	96,885	—	—	88,959	7,926
Repackaged instruments	247,379	—	20,836	162,788	63,755
Securitization of the MUFG Group’s assets	10,939,846	—	17,957	10,442,692	479,197
Trust arrangements	7,871,292	6,961,743	58,159	—	851,390
Other	22,969	—	4,294	1,259	17,416

Total consolidated liabilities before elimination	24,660,010	6,961,743	3,686,222	12,157,159	1,854,886
The amounts eliminated in consolidation	(14,821,066)	—	(2,069,125)	(11,776,218)	(975,723)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,368,713)	(6,961,743)	(1,586,600)	—	(820,370)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥470,231	¥—	¥30,497	¥380,941	¥58,793

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2020 :	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥27,700,099	¥5,836,895	¥4,797,551	¥190	¥1,737,979	¥3,059,382	¥—	¥—	¥—
Investment funds	55,644,434	1,918,403	1,712,037	437,858	525,022	724,253	24,904	356,679	356,679
Special purpose entities created for structured financing	37,026,192	3,601,834	2,764,156	392,588	35,774	2,317,128	18,666	6,058	6,058
Repackaged instruments	8,215,327	3,030,263	2,931,617	394,478	2,123,058	361,184	52,897	—	—
Other	54,962,702	2,940,349	2,314,142	191,646	—	1,995,985	126,511	41,693	41,693

Total	¥183,548,754	¥17,327,744	¥14,519,503	¥1,416,760	¥4,421,833	¥8,457,932	¥222,978	¥404,430	¥404,430

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2020 :	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥23,625,636	¥5,601,213	¥4,323,980	¥196	¥1,640,676	¥2,683,108	¥—	¥—	¥—
Investment funds	56,790,968	2,395,171	1,968,163	562,081	531,817	832,961	41,304	—	—
Special purpose entities created for structured financing	38,824,813	3,850,285	2,854,711	434,870	1,005	2,415,283	3,553	8,687	8,687
Repackaged instruments	8,894,052	2,927,552	2,859,769	387,971	1,995,105	443,619	33,074	—	—
Other	53,978,941	2,662,086	1,997,173	172,260	—	1,733,234	91,679	23,753	23,753

Total	¥182,114,410	¥17,436,307	¥14,003,796	¥1,557,378	¥4,168,603	¥8,108,205	¥169,610	¥32,440	¥32,440